Loans and Advances	6 Months Ended
Sep. 30, 2025
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Loans and Advances
7	LOANS AND ADVANCES
The following tables present loans and advances at September 30, 2025 and March 31, 20
2
5.

	At September 30, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥124,700,934	¥2,638,966	¥1,390,252	¥128,730,152

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(551,270)
Less: Allowance for loan losses	(283,772)	(210,536)	(595,912)	(1,090,220)

Carrying amount				¥127,088,662

	At March 31, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥122,484,011	¥3,049,451	¥1,290,812	¥126,824,274

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(530,933)
Less: Allowance for loan losses	(295,352)	(251,680)	(555,490)	(1,102,522)

Carrying amount				¥125,190,819

Reconciliation of allowance for loan losses is as follows:

	At September 30, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2025	¥295,352	¥251,680	¥555,490	¥1,102,522
Net transfers between stages	(9,996)	(12,567)	22,563	—
Provision (credit) for loan losses	998	(28,646)	107,882	80,234
Charge-offs (1)	—	—	107,973	107,973
Recoveries	—	—	14,713	14,713

Net charge-offs	—	—	93,260	93,260
Others (2)	(2,582)	69	3,237	724

Balance at September 30, 2025	¥283,772	¥210,536	¥595,912	¥1,090,220

	At September 30, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2024	¥196,325	¥257,542	¥525,133	¥979,000
Net transfers between stages	(4,967)	(8,002)	12,969	—
Provision (credit) for loan losses	38,391	(11,067)	86,870	114,194
Charge-offs (1)	—	—	110,103	110,103
Recoveries	—	—	10,438	10,438

Net charge-offs	—	—	99,665	99,665

Others (2)	18	(3,337)	(8,556)	(11,875)

Balance at September 30, 2024	¥229,767	¥235,136	¥516,751	¥981,654

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2025 and 2024.
The allowance for loan losses is measured under the expected credit losses (“ECL”) model which requires the use of complex models and significant assumptions about future economic conditions and credit behavior. For the six months ended September 30, 2025, the obligor grading, macroeconomic factors and additional ECL adjustments used to determine the final ECL reflected the current and forward-looking impact of the situation in Russia and Ukraine, high tariff measures by the United States on its trading partner countries, the continuing high interest rates in foreign countries and the changes in the domestic business environment. The obligor grades were reviewed based on the most recent information available as appropriate.
The macroeconomic scenarios for incorporating forward-looking information in the ECL measurement were updated, reflecting the recent economic forecasts. The Group assumed that the Japanese economy is expected to remain on a moderate recovery trend, supported mainly by resilient software investment and a gradual pickup in private consumption, despite some pressure on corporate earnings from U.S. tariff policies. As for the U.S. economy, the Group assumed that it is expected to decelerate toward the second half of 2025, as higher tariff costs, weaker private consumption, and worsening corporate earnings lead to slower business investment, although the economy is expected to gradually stabilize from 2026 onward as the impact of tariffs wanes and interest rate cuts take effect. As for the European economy, the Group also expected it to slow in the second half of 2025, mainly due to the impact of U.S. tariffs on manufacturing activity, but assumed that reduced uncertainty following tariff agreements with the U.S. will help support consumption and investment and prevent a sharp downturn. As for the Asian-Pacific economy, the Group assumed, particularly for China, that growth is expected to slow as the effects of subsidy-led domestic demand fade, the export environment worsens amid weaker global growth and tighter controls on circumvention trade, and structural issues such as a sluggish real estate market and deflation persist, leading to relatively low growth for the region. This assumption was considered in determining the base scenario. The severe downside scenario is the adverse scenario and based on stressed business environments such as a serious economic recession and financial market disruption, and this scenario is in conformity with the Group’s internal stress test. Further, both the downside and upside scenarios are developed based on the premises of the base scenario and past macroeconomic experiences. Applied probability weightings for each scenario, which can vary every year, are determined mainly by statistical methods.

The following table shows the growth rates of the Japanese, U.S., European Monetary Union (“EMU”) and Asia-Pacific gross domestic products (“GDPs”) and the Japanese short-term interest rate, which are key factors of the macroeconomic scenarios.

	For the fiscal year ending March 31,
As at September 30, 2025:	2026	2027

Upside	(%)
Japanese GDP (Nominal)	4.9	4.2
U.S. GDP (Real)	2.7	3.1
EMU GDP (Real)	1.8	3.3
Asia-Pacific GDP (Real)	5.7	5.5
Japanese short-term interest rate	0.5	0.5

Base
Japanese GDP (Nominal)	3.6	3.0
U.S. GDP (Real)	1.4	1.9
EMU GDP (Real)	1.2	1.0
Asia-Pacific GDP (Real)	4.4	4.3
Japanese short-term interest rate	0.5	0.5

Downside
Japanese GDP (Nominal)	2.9	2.8
U.S. GDP (Real)	0.1	0.2
EMU GDP (Real)	0.3	(2.6)
Asia-Pacific GDP (Real)	3.1	3.3
Japanese short-term interest rate	0.5	0.5

Severe downside
Japanese GDP (Nominal)	1.5	(1.7)
U.S. GDP (Real)	(1.5)	(1.3)
EMU GDP (Real)	(0.3)	(5.2)
Asia-Pacific GDP (Real)	1.5	1.6
Japanese short-term interest rate	0.9	0.1

The following table shows the probability weightings of each scenario the Group estimates.

	Upside	Base	Downside	Severe downside
	(%)
As at September 30, 2025:
Scenario probability weighting	20	60	19	1

In determining the need for making additional ECL adjustments, the Group considered whether there is an increase in the credit risk for some portfolios which had a material adverse impact resulting from high tariff measures by the United States on its trading partner countries, from the sanctions imposed in connection with Russia’s aggression against Ukraine, from the continuing high interest rates in foreign countries, or from the changes in the domestic business environment and whether the increased risk, if any, was not fully incorporated in the ECL model. For the high tariff measures by the United States on its trading partner countries, the Group evaluated the forward-looking impact on credit risks and losses considering the impact of such sudden environment changes caused by these measures on borrowers which the Group identified in terms of country and industries. For the Russian exposure, the Group evaluated the forward-looking impact on credit risks and losses based on factors such as the possibility that payment of principal or interest would be delayed or a request for loan restructuring would be made due to the prolonged impact of sanctions targeting Russia imposed by the Japanese government and authorities in several other jurisdictions, Russia’s measures to defend its economy and mitigate the effect of sanctions, and a deterioration of the credit condition of Russia. In addition, the Group also considered the prolonged difficulty in collecting funds through remittances out of Russia due to orders by the Russian authorities, such as the payments from Russian customers. For the continuing high interest rates in foreign countries, the Group evaluated the forward-looking impact on credit risks and losses in light of the increased interest payment burden on borrowers. For the changes in the domestic business environment, additional ECL adjustments included the consideration of the increasing material and labor costs as well as changes in the financial environment such as an increase in the policy interest rate. The Group evaluated the forward-looking impact on credit risks and losses of certain industry-related portfolios selected based on changes in factors such as the market conditions and bankruptcy trends. As a consequence, the Group decided to make ECL adjustments for the portfolios affected by high tariff measures by the United States on its trading partner countries, the situation in Russia and Ukraine, the continuing high interest rates in foreign countries and the changes in the domestic business environment.